Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Summary of estimated useful lives property, plant and equipment
	%	Mainly %

Lab equipment	6-50	33%
Computers	33-50	33%
Office furniture and equipment	20-33	25%
Vehicles	55	-
Leasehold improvements	see below	-